Note 11 - Business And Credit Concentrations, Major Customers And Geographic Information	12 Months Ended
Oct. 31, 2014
Notes to Financial Statements
Concentration Risk Disclosure [Text Block]
(11)	Business and Credit Concentrations, Major Customers and Geographic Information

The Company provides credit, in the normal course of business, to various commercial enterprises, governmental entities and not-for-profit organizations. Concentration of credit risk with respect to trade receivables is limited due to the Company’s large number of customers. The Company also manages exposure to credit risk through credit approvals, credit limits and monitoring procedures. Management believes that credit risks as of October 31, 2014 and 2013 have been adequately provided for in the consolidated financial statements.

For the year ended October 31, 2014, 16.8%, or approximately $14.0 million of consolidated net sales were attributable to one customer. No other customer or distributor accounted for more than 10% of consolidated net sales for the year ended October 31, 2014.

As of October 31, 2014, one customer had an outstanding balance payable to the Company totaling 13.9% of total consolidated shareholders’ equity. No other customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2013, no single customer or distributor accounted for more than 10% of consolidated net sales. As of October 31, 2013, no single customer or distributor had an outstanding balance payable to the Company in excess of 5% of total consolidated shareholders’ equity.

For the year ended October 31, 2012, 12.7%, or approximately $10.6 million of consolidated net sales were attributable to one customer. No other customer or distributor accounted for more than 10% of consolidated net sales for the year ended October 31, 2012.

For the years ended October 31, 2014, 2013 and 2012, approximately 79%, 70% and 74%, respectively, of net sales were from customers in the United States, while approximately 21%, 30% and
26%
,
respectively, were from customers outside of the United States.

Net sales attributable to the United States and all other countries in total for the years ended October 31, 2014, 2013 and 2012 were as follows:

	Years ended October 31,
	2014	2013	2012
United States	$65,457,787	$52,931,288	$62,010,259
Outside the United States	17,519,945	22,334,750	21,513,071
Total net sales	$82,977,732	$75,266,038	$83,523,330

No individual country outside of the United States accounted for more than 10% of total net sales in fiscal years 2014, 2013 or 2012.

The Company has a single reportable segment for purposes of segment reporting, exclusive of Centric Solutions. For the years ended October 31, 2014, 2013 and 2012, Centric Solutions generated revenues, net of intercompany sales, totaling approximately $1.4 million, $1.5 million and $1.8 million, respectively. For the years ended October 31, 2014, 2013 and 2012, Centric Solutions incurred operating losses of approximately $256,000, $124,000 and $515,000, respectively. Total assets of Centric Solutions of approximately $220,000 and $329,000 (net of intercompany amounts) are included in the total consolidated assets of the Company as of October 31, 2014 and 2013, respectively.